Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 17—Related Party Transactions
Asset Management Business / PWP Capital Holdings LP
Prior to the Separation, PWP Holdings LP paid for shared costs including compensation for corporate support functions and non-compensation costs such as rent, occupancy, professional services, information technology and communication costs. Such costs were paid on behalf of the Asset Management business and allocated to the Asset Management business on a specific identification basis or on a pro-rata basis of headcount, relative usage or another basis depending on the nature of the expense.
TSA Agreement - In connection with the Separation, the Company entered into a transition services agreement (the “TSA”) with PWP Capital Holdings LP under which the Company agreed to provide certain services to PWP Capital Holdings LP and PWP Capital Holdings LP agreed to provide certain services to the Company. Either party to the TSA may terminate the agreement solely as it applies to the services it receives under the agreement with 90 days prior written notice. The services provided under the TSA primarily relate to administrative services such as legal, human resources, compliance, information technology and certain finance functions. Additionally, the Company pays certain vendors for services that were previously contracted and are shared between PWP Capital Holdings LP and the Company until such time as separate terms can be reached with the vendors or the TSA terminates. Fees for services provided as well as a list of specified vendors are stipulated within the TSA.
Sublease Income - In connection with the Separation, the Company subleases a portion of its office space at its New York location to PWP Capital Holdings LP. The Company also subleased a portion of its office space at its Houston location to PWP Capital Holdings LP, but this sublease was terminated in August 2021. Sublease rent payments are due monthly and are based on PWP Capital Holdings LP’s pro-rata portion of the underlying lease agreements including base rent as well as other lease related charges. See additional information regarding the subleases at Note 5—Leases.
Compensation Arrangements - In addition, PWP Capital Holdings LP has entered into an arrangement with an employee of the Company related to services provided directly to PWP Capital Holdings LP. With respect to services provided to PWP Capital Holdings LP, the amounts paid and payable to the employee now and in the future are recognized by PWP Capital Holdings LP. All compensation related to services this employee provides to the Company are included in Compensation and benefits in the Consolidated Statements of Operations.
Amounts due from PWP Capital Holdings LP are reflected as Due from related parties on the Consolidated Statements of Financial Condition.
The following table shows the components of related party income and expenses related to the TSA and sublease agreements included in the Consolidated Statements of Operations for the periods presented.

	Year Ended December 31,
	2021	2020	2019
Related party income
TSA income - Compensation related	$3,165	$3,837	$4,280
TSA income - Non-compensation related	659	1,484	1,164
Sublease income	2,957	3,942	3,366
Total related party income	$6,781	$9,263	$8,810
Related party expenses
TSA compensation expense(1)	$134	$176	$588
TSA non-compensation expense(2)	—	110	24
	$134	$286	$612
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(1)TSA compensation expense is included in Compensation and benefits in the Consolidated Statements of Operations.
(2)TSA non-compensation expense is included in various financial statement line items in the Consolidated Statements of Operations.
Tax Receivable Agreement
In connection with the Business Combination, the Company entered into a tax receivable agreement with PWP OpCo, Professional Partners and ILPs under which the Company agreed to payment of 85% of the amount of savings, if any, that the Company realizes in U.S. federal, state, local and foreign income taxes as a result of (i) the Business Combination and related transactions, (ii) exchanges of interests in PWP OpCo for cash or stock of the Company and certain other transactions and (iii) payments made under the tax receivable agreement. As of December 31, 2021, the Company had an amount due of $14.1 million pursuant to the tax receivable agreement, which represents management’s best estimate of the amounts currently expected to be owed in connection with the tax receivable agreement. The Company expects to make the following payments with respect to the tax receivable agreement, which may differ significantly from actual payments made:

Years Ending:	Estimated Payments Under Tax Receivable Agreement
2022	$432
2023	746
2024	757
2025	775
2026	791
Thereafter	10,607
Total payments	$14,108
Partner Promissory Notes
The Company loaned money pursuant to promissory note agreements (the “Partner Promissory Notes”) to certain partners. The Partner Promissory Notes bear interest at an annual rate equal to the Federal Mid-Term Rate on an annual basis. The Partner Promissory Notes are due on various dates or in the event a partner is terminated or leaves at will. Repayment of the Partner Promissory Notes may be accelerated based on certain conditions as defined in the promissory note agreements and are primarily secured by the partner’s equity interests in PWP OpCo or other affiliate. As the Partner Promissory Notes and associated interest receivable relate to equity transactions, they have been recognized as a reduction of equity on the Consolidated Statements of Financial Condition in the amounts of $6.0 million and $8.0 million as of December 31, 2021 and 2020, respectively.
During the year ended December 31, 2021, $1.8 million of principal and interest was repaid to the Company from partners. During the year ended December 31, 2019, $1.3 million of principal and interest was repaid to the Company from partners and $1.8 million of additional Partner Promissory Notes were issued to certain partners with terms similar to those previously described. No amounts related to the Partner Promissory Notes were repaid to the Company or newly issued by the Company for the year ended December 31, 2020.
During the year ended December 31, 2019 and in connection with the Separation, certain Partner Promissory Notes in the amount of $1.6 million were transferred from the Company to PWP Capital Holdings LP.
Other Partner Loans and Loan Guarantees
In November 2021, PWP OpCo agreed to provide loans to certain partners in an aggregate amount of approximately $3.3 million. These loans are recognized in Due from related parties on the Consolidated Statements of Financial Condition.
The Company has unconditionally guaranteed certain of its partners’ loans with First Republic Bank. Refer to Note 18—Commitments and Contingencies for additional information on the guarantees.
Convertible Notes
Principal amounts of $8.7 million related to the Convertible Notes were held by partners prior to redemption upon closing of the Business Combination. Refer to Note 10—Debt for additional information on the Convertible Notes.
Revolving Credit Facility
An executive of the Company was an independent director on the board of Cadence Bank, the holder of the Revolving Credit Facility, until May of 2019 at which time he retired from that position. Refer to Note 10—Debt for additional information on the Revolving Credit Facility.
Other Related Party Transactions
The Company has a minority interest in PFAC Holdings, an indirect parent of PFAC. The Company earned an advisory fee related to PFAC’s initial public offering of $0.6 million during the year ended December 31, 2021. In addition, the Company receives a fee of $10,000 per month for certain administrative services provided to PFAC.
During the year ended December 31, 2021, the Company earned $3.1 million in advisory fees from entities controlled by a member of the Board of Directors, which are included in Revenues on the Consolidated Statements of Operations. The Company may earn additional advisory fees from these related entities in future periods.
In September 2021, Perella Weinberg UK Limited, Professional Partners and certain partners (including one partner who serves as a Company director and co-president) entered into a reimbursement agreement, pursuant to which such partners directed Professional Partners to pay distributions related to their ACUs first to a subsidiary of the Company, so that the subsidiary can make employment income tax payments on such distributions to the appropriate non-US authorities.